Risk management policies - Additional Information (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about borrowings [line items]
Borrowings				£ 4,441.7		£ 5,032.7
Percentage weakening of revenue less pass-through costs	30.00%
Percentage weakening in net sales	70.00%
Bond amount				6,300.0
Percentage of trade receivables	5.00%
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Percentage increase in market interest rate	1.00%
Potential amount of change due to an increase or decrease in risk				£ 33.3		40.9
Percentage decrease in market interest rate		1.00%
US dollar borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings | $	$ 1,667	$ 2,167
US dollar borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings | $	$ 1,934	$ 2,311
US dollar borrowings | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Percentage of debt	100.00%
Average interest rate	4.18%		4.18%	4.18%
Average period of debt	72 months
Sterling Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings				£ 1,094.0		1,094.0
Sterling Borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings				£ 1,094.0		£ 999.0
Sterling Borrowings | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Percentage of debt	100.00%
Average interest rate	2.97%		2.97%	2.97%
Average period of debt	155 months
Sterling Borrowings | Currency risk
Disclosure of detailed information about borrowings [line items]
Percentage weakening of sterling against major currencies	10.00%		10.00%	10.00%
Percentage increase of sterling against major currencies	10.00%		10.00%	10.00%
Euro Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings | €			€ 2,600		€ 2,600
Euro Borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings | €			€ 2,600		€ 2,409
Euro Borrowings | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Percentage of debt	90.40%
Average interest rate	2.04%		2.04%	2.04%
Average period of debt	69 months
Euro Borrowings | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Percentage of debt	9.60%
Average interest rate	0.00%		0.00%	0.00%
Average period of debt	3 months